OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule Of Other Accounts Receivable And Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,473	$ 2,211
Government authorities	127	92
Other	142	226
Other accounts receivable and prepaid expenses	$ 2,742	$ 2,529